UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | **PDT**

Premium Dividend Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Preferred Securities 98.8% (65.2% of Total Investments)		$721,197,673

(Cost $719,502,386)

Consumer Staples 2.8%		20,231,565

Food & Staples Retailing 2.8%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,231,565

Energy 0.8%		6,238,050

Oil, Gas & Consumable Fuels 0.8%
Apache Corp., Series D, 6.000% (Z)	136,500	6,238,050

Financials 55.8%		407,185,412

Capital Markets 8.6%
State Street Corp., 5.250% (Z)	1,045,000	24,891,900
The Bank of New York Mellon Corp., 5.200% (Z)	480,000	10,704,000
The Goldman Sachs Group, Inc., 5.950% (Z)	721,000	17,448,200
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	386,630	9,658,017

Commercial Banks 17.4%
Barclays Bank PLC, Series 3, 7.100% (Z)	192,500	4,851,000
Barclays Bank PLC, Series 5, 8.125% (Z)	310,000	7,886,400
BB&T Corp., (Callable 11-1-17), 5.200%	105,000	2,363,550
BB&T Corp., (Callable 6-1-18), 5.200% (Z)	255,000	5,811,450
BB&T Corp., 5.625%	762,610	17,875,578
PNC Financial Services Group, Inc., 5.375%	175,000	4,137,000
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%) (Z)	311,600	8,179,500
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	6,918,340
Santander Holdings USA, Inc., Series C, 7.300%	500,000	12,610,000
U.S. Bancorp, 5.150% (Z)	640,000	14,777,600
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	160,000	4,264,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	324,500	8,742,030
Wells Fargo & Company, 8.000% (Z)	1,017,000	28,872,630

Consumer Finance 6.6%
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	444,200	11,042,812
HSBC USA, Inc., 2.858%	308,400	15,176,364
SLM Corp., Series A, 6.970% (Z)	445,500	21,718,125

Diversified Financial Services 17.1%
Bank of America Corp., 6.375% (Z)	1,150,000	28,750,000
Bank of America Corp., 6.625% (Z)	360,000	9,424,800
Bank of America Corp., Depositary Shares, Series D, 6.204%	931,647	23,198,010
Citigroup, Inc., 8.125%	338,830	10,059,863
Deutsche Bank Capital Funding Trust VIII, 6.375%	82,500	2,051,775
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,232,400
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	17,648,920
JPMorgan Chase & Company, 5.450% (Z)	315,000	7,232,400
JPMorgan Chase & Company, 5.500%	830,000	19,114,900

Insurance 4.7%
MetLife, Inc., Series B, 6.500%	1,104,547	27,823,539

1

Premium Dividend Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year
CMT or 3 month LIBOR + 2.100%)	55,000	$1,397,000
Prudential PLC, 6.750% (Z)	180,103	4,448,544
W.R. Berkley Corp., 5.625%	40,000	851,200

Real Estate Investment Trusts 1.4%
Senior Housing Properties Trust, 5.625% (Z)	300,000	6,537,000
Ventas Realty LP, 5.450%	50,000	1,110,940
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,375,625

Industrials 0.2%		1,214,000

Machinery 0.2%
Stanley Black & Decker, Inc., 5.750%	50,000	1,214,000

Telecommunication Services 6.1%		44,287,050

Diversified Telecommunication Services 3.9%
Qwest Corp., 6.125%	97,500	2,197,650
Qwest Corp., 7.375% (Z)	1,021,000	25,882,350

Wireless Telecommunication Services 2.2%
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,139,250
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,350,300
United States Cellular Corp., 6.950% (Z)	185,000	4,717,500

Utilities 33.1%		242,041,596

Electric Utilities 30.0%
Alabama Power Company, 5.200% (Z)	1,180,000	29,500,000
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,053,478
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,630,319
Duke Energy Corp., 5.125% (Z)	150,000	3,460,500
Duquesne Light Company, 6.500%	519,900	26,566,890
Entergy Arkansas, Inc., 6.450%	350,000	8,815,625
Entergy Mississippi, Inc., 6.250%	667,000	16,737,565
Gulf Power Co, 5.600%	50,000	4,926,170
HECO Capital Trust III, 6.500%	181,000	4,778,400
Interstate Power & Light Company, 5.100% (Z)	1,208,000	27,796,080
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	216,000	4,644,000
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	180,000	4,222,800
NSTAR Electric Company, 4.250%	13,347	1,244,608
NSTAR Electric Company, 4.780%	100,000	9,950,000
PPL Capital Funding, Inc., 5.900% (Z)	1,160,000	26,668,400
SCE Trust I, 5.625%	45,000	1,025,550
SCE Trust II, 5.100% (Z)	1,295,000	27,492,850
Union Electric Company, 3.700%	12,262	915,851
Virginia Electric & Power Company, 6.980%	45,500	4,605,510

Multi-Utilities 3.1%
BGE Capital Trust II, 6.200%	616,000	15,486,240
DTE Energy Company, 5.250% (Z)	183,000	4,271,220
DTE Energy Company, 6.500%	126,000	3,249,540

2

Premium Dividend Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 52.1% (34.4% of Total Investments)		$380,364,135

(Cost $290,905,051)

Energy 7.6%		55,911,600

Oil, Gas & Consumable Fuels 7.6%
BP PLC, ADR (Z)	100,000	4,144,000
Chevron Corp. (Z)	70,000	8,812,300
ConocoPhillips	155,000	10,053,300
Royal Dutch Shell PLC, ADR	100,000	6,835,000
Spectra Energy Corp. (Z)	400,000	14,396,000
Total SA, ADR (Z)	220,000	11,671,000

Materials 0.4%		2,828,000

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Z)	100,000	2,828,000

Telecommunication Services 4.4%		31,955,050

Diversified Telecommunication Services 4.4%
AT&T, Inc. (Z)	415,000	14,637,050
Verizon Communications, Inc. (Z)	350,000	17,318,000

Utilities 39.7%		289,669,485

Electric Utilities 19.5%
American Electric Power Company, Inc. (Z)	200,000	9,270,000
Duke Energy Corp. (Z)	275,000	19,525,000
Entergy Corp.	222,000	14,985,000
FirstEnergy Corp. (Z)	620,000	23,603,400
Northeast Utilities (Z)	550,000	24,425,500
OGE Energy Corp.	460,000	17,204,000
The Southern Company	95,000	4,259,800
UIL Holdings Corp. (Z)	280,000	11,435,200
Xcel Energy, Inc. (Z)	590,000	17,670,500

Gas Utilities 1.5%
AGL Resources, Inc. (Z)	110,550	5,062,085
Atmos Energy Corp. (Z)	100,000	4,424,000
ONEOK, Inc.	24,000	1,270,800

Multi-Utilities 18.7%
Alliant Energy Corp. (Z)	400,000	21,188,000
Black Hills Corp. (Z)	200,000	10,610,000
Dominion Resources, Inc. (Z)	195,000	11,565,450
DTE Energy Company (Z)	335,000	23,684,500
Integrys Energy Group, Inc. (Z)	235,000	14,758,000
National Grid PLC, ADR	210,000	12,513,900
NiSource, Inc.	445,000	13,670,400
Public Service Enterprise Group, Inc.	120,000	4,054,800
TECO Energy, Inc.	925,000	16,344,750
Vectren Corp. (Z)	220,000	8,144,400

3

Premium Dividend Fund
As of 7-31-13 (Unaudited)

	Par value	Value

Short-Term Investments 0.6% (0.4% of Total Investments)		$4,839,000

(Cost $4,839,000)

Repurchase Agreement 0.6%		4,839,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $4,839,001 on 8-1-13, collateralized by $4,950,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$4,939,174, including interest)	4,839,000	4,839,000

Total investments (Cost $1,015,246,437)† 151.5%		$1,106,400,808

Other assets and liabilities, net (51.5%)		($376,256,046)

Total net assets 100.0%		$730,144,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-13 was $553,555,464.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,017,464,892. Net unrealized appreciation aggregated $88,935,916, of which $120,745,994 related to appreciated investment securities and $31,810,078 related to depreciated investment securities.

4

Premium Dividend Fund
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quoations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with a market value of approximately $12,312,000 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$20,231,565	—	$20,231,565	—
Energy	6,238,050	$6,238,050	—	—
Financials	407,185,412	391,296,872	15,888,540	—
Industrials	1,214,000	1,214,000	—	—
Telecommunication Services	44,287,050	44,287,050	—	—
Utilities	242,041,596	185,012,588	57,029,008	—
Common Stocks
Energy	55,911,600	55,911,600	—	—
Materials	2,828,000	2,828,000	—	—
Telecommunication Services	31,955,050	31,955,050	—	—
Utilities	289,669,485	289,669,485	—	—
Short-Term Investments
Repurchase Agreement	4,839,000	—	4,839,000	—

Total Investments in Securities	$1,106,400,808	$1,008,412,695	$97,988,113	—
Other Financial Instruments:
Interest Rate Swaps	($1,366,330)	—	($1,366,330)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close

5

Premium Dividend Fund
As of 7-31-13 (Unaudited)

out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended July 31, 2013 the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2013.

			Payments
	USD Notional	Payments Made	Received by	Maturity
Counterparty	Amount	by Fund	Fund	Date	Market Value

Morgan Stanley Capital
Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,196,120)
Morgan Stanley Capital
Services	82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	$829,790

Total	$164,000,000				($1,366,330)

(a) At 7-31-13, the 3-month LIBOR rate was 0.26560%

For additional information on the funds significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives Portfolio commentary 24-hour automated information	**800-852-0218** **800-344-7054** **800-843-0090**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P2Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013